Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2013
Payables And Accruals [Abstract]
Components of Accrued Expenses and Other Payables

The components of accrued expenses and other payables are as follows:

	December 31,
	2012	2013
	RMB	RMB	US$
VAT, business tax and surcharges payable	7,296	4,496	743
Payroll and welfare payable	53,405	100,454	16,594
Accrued rebates	121,968	182,057	30,074
Accrued overhead expenses	2,183	1,262	208
Professional service fees	16,876	22,912	3,785
Others	11,480	12,913	2,133

	213,208	324,094	53,537